SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 2-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end: May 31, 2024
Date of reporting period: November 30, 2023

Item 1. Report to Shareowners

Performance Summary

November 30, 2023
Semi-Annual
As of November 30, 2023
As of December 31 , 2023
Performance data quoted in this report represents past
performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-888-732-6262 or visiting www.amanafunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The
Amana Funds limit the securities they purchase to those consistent with Islamic principles, which limits opportunities and may affect performance.
Institutional Shares of the Amana Income, Growth, and Developing
World Funds began operations September 25, 2013 .
The Amana Participation Fund began operations September 28, 2015 .
A note about risk: Please see the Notes to Financial Statements beginning on page 33 for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' prospectus or each Fund's summary prospectus.
1
By regulation, expense ratios shown in this table are as stated in the
Funds’ most recent prospectus which is dated September 28, 2023, and incorporates results for the fiscal year ended May 31, 2023 .
Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, this page shows performance as of the most recent calendar quarter-end in addition to performance through the Funds'
most recent fiscal period.
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
125
Income Fund Investor Shares ( AMANX ) 5.77% 7.91% 10.23% 9.07% 10.98% 1.02%
150
Income Fund Institutional Shares ( AMINX ) 6.02% 8.16% 10.48% 9.33% n/a 0.78%
225
Growth Fund Investor Shares ( AMAGX ) 13.91% 10.28% 15.68% 14.06% 14.57% 0.91%
250
Growth Fund Institutional Shares ( AMIGX ) 14.19% 10.55% 15.96% 14.33% n/a 0.67%
325
Developing World Fund Investor Shares ( AMDWX ) 4.27% 0.60% 5.78% 1.46% n/a 1.22%
350
Developing World Fund Institutional Shares ( AMIDX ) 4.47% 0.82% 6.00% 1.68% n/a 1.01%
425
Participation Fund Investor Shares ( AMAPX ) 0.79% -1.27% 1.56% n/a n/a 0.80%
450
Participation Fund Institutional Shares ( AMIPX ) 1.04% -1.02% 1.83% n/a n/a 0.56%
Average Annual Returns (before any taxes paid by shareowners) 1 Year 3 Year 5 Year 10 year 15 Year Expense Ratio
1
125
Income Fund Investor Shares ( AMANX ) 13.55% 8.28% 12.63% 9.25% 11.13% 1.02%
150
Income Fund Institutional Shares ( AMINX ) 13.82% 8.54% 12.88% 9.51% n/a 0.78%
225
Growth Fund Investor Shares ( AMAGX ) 25.66% 10.02% 18.68% 14.29% 14.70% 0.91%
250
Growth Fund Institutional Shares ( AMIGX ) 25.98% 10.29% 18.97% 14.56% n/a 0.67%
325
Developing World Fund Investor Shares ( AMDWX ) 13.24% 0.05% 7.58% 2.23% n/a 1.22%
350
Developing World Fund Institutional Shares ( AMIDX ) 13.39% 0.22% 7.76% 2.45% n/a 1.01%
425
Participation Fund Investor Shares ( AMAPX ) 2.46% -0.73% 1.90% n/a n/a 0.80%
450
Participation Fund Institutional Shares ( AMIPX ) 2.60% -0.52% 2.14% n/a n/a 0.56%
Please consider an investment’s objectives, risks, charges, and expenses carefully before investing. To obtain a free prospectus or summary prospectus that contains this and other important information on the Amana Funds, please call toll-free 1-888-732-6262 or visit www.amanafunds.com. Please read the prospectus or summary prospectus carefully before investing.

Fellow Shareowners:
January 19, 2024
November 30, 2023
Semi-Annual
3
Last year we noted the rarity of consecutive down years for major market indices and the unbroken post-World War II streak of positive returns in the year following midterm elections. While difficult to explain, the two curiosities provided some hope for a year in which many expected a recession following a series of aggressive Federal Reserve rate hikes.
As readers well know, 2023 did not feature a recession. Indeed, third quarter gross domestic product (GDP) growth hit a stunning 4.9% with a bit above 2% expected for the full year.
Meanwhile, the stock market kept its post-midterm election streak alive for the 20th consecutive time, recouping a large portion of 2022’s losses.
For the six-month period ended November 30, 2023, the S&P 500 Index returned 10.17%
and the broader Dow Jones Islamic Market World Index appreciated 7.89%. Developing markets experienced a less buoyant recovery with the MSCI Emerging Markets Index gaining 4.60%. Weakness persisted within Islamic fixed income markets, with the FTSE
IdealRatings Sukuk Index returning 0.21%. Year-to-date as of November 30, the S&P 500
Index gained 20.80%, and registered a 13.84% return for the one-year period.
For the six months ended November 30, 2023, Amana Growth Fund Investor Shares gained
9.72%, Amana Income Fund Investor Shares returned 6.05%, Amana Developing World
Fund Investor Shares rose 1.88%, and Amana Participation Fund Investor Shares slipped
-0.47%. As expected, lower expenses allowed the Institutional Shares of each Fund to post slightly better returns: Amana Growth 9.86%, Amana Income 6.17%, Amana Developing
World 2.04%, while Amana Participation dropped -0.34%. The percentage of Amana Funds’
shareowner assets in Institutional Shares continued to rise, hitting 53% from 52% last year.
The Amana Funds' investment philosophy follows Islamic principles, which preclude most investments in banking and finance. We favor companies with good sustainability factors, low debt levels, and strong balance sheets. In volatile and troubled times, these solid principles have repeatedly proven their value.
2023 Accolades
As experienced investors, we know that gains or losses over a short interval tell an incomplete story compared to performance evaluated over a lengthier time span, even during times of uncertainty. We take comfort along with our shareowners in the accolades bestowed by fund industry watchdogs like Morningstar.
As of November 30, 2023, Morningstar rated each share class of the Amana Funds on overall performance. For each Fund’s Investor Shares, Amana Growth was rated 5 Stars, Amana
Developing World and Amana Participation were rated 4 Stars, and Amana Income was rated 3 Stars. For each Fund’s Institutional Shares, Amana Growth was rated 5 Stars, Amana
Developing World and Amana Participation were rated 4 Stars, and Amana Income was rated 3 Stars. Please refer to "Morningstar Ratings" on page 5 for more details.
Morningstar continued to award "Low Carbon" designations to Amana Income, Growth, and
Developing World Funds as of November 30, 2023, which identifies them as "low carbon"
funds within the global universe (see page 6).

November 30, 2023
Semi-Annual
Amana Growth Fund also earned a Sustainability Rating
of "High" from Morningstar as of November 30, 2023
(see page 5).
Going Forward
Unlike the Midterm Effect mentioned above, we have
no similar track record of performance – positive or
negative – during presidential election years. We are
encouraged by the resilience of the US economy in the
face of significantly higher interest rates. At the same
time, company earnings seem to have bottomed and
analysts anticipate better growth in the coming year.
The appearance of attractive savings rates brought
billions of dollars into money market funds; money
that could easily be redeployed to the stock market
if inflation were to reach the 2% target and the Fed
gain comfort in easing rates. Perhaps we are being
premature, and the effects of higher rates have yet
to be felt. However, inflation has moderated, holiday
spending was positive (if not ebullient), and one of the
rarest of all creatures, the soft landing, appears to be
within sight. We are hopeful that the concentration of
equity market returns among a handful of mega-cap
Technology stocks will diversify among a wider variety
of sectors and companies in the coming year.
Strong Management Matters
Amana Mutual Funds embody basic principles of sound
finance: good governance, transparency, fairness,
and risk sharing. The Trustees are active governors
who take their responsibilities to their shareowners
seriously. Saturna staff work globally, based in offices
in Bellingham, Washington; Henderson, Nevada; and
Kuala Lumpur, Malaysia to better serve you.
As a group, the five Amana Trustees are solidly
committed to investing in Amana Mutual Funds.
Including their affiliated accounts, they currently have
over $36 million invested in the four mutual funds of
the Trust. Dr. Mirza, Mr. Kaiser, and Mr. Fielding remain
among the Trust's largest individual shareowners.
For more information, please visit www.amanafunds.
com or call 1-888/73-AMANA. We thank you for
investing with us.
Respectfully,
Nicholas Kaiser, M. Yaqub Mirza,
President Independent Board Chairman

November 30, 2023
Semi-Annual

Morningstar Ratings
(as of November 30, 2023)
The Morningstar Sustainability Rating and the Morningstar Portfolio
Sustainability Score are not based on fund performance and are not equivalent to the Morningstar Rating ("Star Rating").
© 2024 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of November 30, 2023 and
December 31, 2023. The Morningstar Rating™ for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts) with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted
Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The
Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
(if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the
10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
B
Morningstar Sustainability Ratings are as of October 31, 2023. The Morningstar
Sustainability Rating™ is intended to measure how well the issuing companies of the securities within a fund’s portfolio are managing their environmental, social, and governance (“ESG”) risks and opportunities relative to the fund’s
Morningstar category peers. The Morningstar Sustainability Rating calculation is a two-step process. First, each fund with at least 50% of assets covered by a company-level ESG score from Sustainalytics receives a Morningstar
Portfolio Sustainability Score™. The Morningstar Portfolio Sustainability
Score is an asset-weighted average of normalized company-level ESG scores with deductions made for controversial incidents by the issuing companies, such as environmental accidents, fraud, or discriminatory behavior. The
Morningstar Sustainability Rating is then assigned to all scored funds within
Morningstar Categories in which at least ten (10) funds receive a Portfolio
Sustainability Score and is determined by each fund's rank within the following distribution: High (highest 10%), Above Average (next 22.5%), Average (next
35%), Below Average (next 22.5%), and Low (lowest 10%). The Morningstar
Sustainability Rating is depicted by globe icons where High equals 5 globes and
Low equals 1 globe. A Sustainability Rating is assigned to any fund that has more than half of its underlying assets rated by Sustainalytics and is within a
Morningstar Category with at least 10 scored funds; therefore, the rating is not limited to funds with explicit sustainable or responsible investment mandates.
Morningstar updates its Sustainability Ratings monthly. Portfolios receive a
Morningstar Portfolio Sustainability Score and Sustainability Rating one month and six business days after their reported as-of date based on the most recent portfolio. As part of the evaluation process, Morningstar uses Sustainalytics’
ESG scores from the same month as the portfolio as-of date.
The Fund’s portfolios are actively managed and subject to change, which may result in a different Morningstar Sustainability Score and Rating each month.
Amana Income Fund was rated on 99% of Assets Under Management. Amana Growth
Fund and Amana Developing World Fund were each rated 100% of Assets Under
Management. Amana Participation Fund was rated 83% of Assets Under Management.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
The Amana Mutual Funds offer two share classes – Investor Shares and Institutional
Shares, each of which has different expense structures.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall Sustainability Rating™
B
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 82 68 74 83 91 n/a 19
Institutional Shares (AMINX) n/a
  
n/a

% Rank in Category 81 62 69 79 90 n/a 19
Number of Funds in Category 1,435 1,300 1,192 886 678 1,300 3,563
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 80 4 14 12 45 n/a 3
Institutional Shares (AMIGX) n/a
  
n/a

% Rank in Category 79 3 13 11 40 n/a 3
Number of Funds in Category 1,212 1,127 1,039 813 602 1,127 1,585
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 55 27 18 70 n/a n/a 28
Institutional Shares (AMIDX) n/a
  
n/a

% Rank in Category 52 25 16 62 n/a n/a 28
Number of Funds in Category 804 716 653 393 215 716 1,816
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
 
n/a n/a

% Rank in Category 100 12 44 n/a n/a n/a 36
Institutional Shares (AMIPX) n/a
 
n/a n/a

% Rank in Category 100 11 34 n/a n/a n/a 36
Number of Funds in Category 250 233 215 108 47 233 869

November 30, 2023
Semi-Annual
Morningstar Ratings
(as of December 31, 2023)
Morningstar ratings represented as unshaded stars are based on extended performance. These extended performance ratings are based on the historical adjusted returns prior to the inception date of the Institutional Shares and reflect the historical performance of the Investor Shares, adjusted to reflect the fees and expenses of the Institutional Shares.
Morningstar Carbon Metrics (as of November 30, 2023)
Morningstar carbon metrics are asset-weighted portfolio calculations based on their
Sustainalytics subsidiary's carbon-risk research. Based on two of these metrics –
Carbon Risk Score and Fossil Fund Involvement % – funds may receive the Low Carbon designation, which allows investors to easily identify low-carbon funds within the global universe.
The portfolio Carbon Risk Score is a number between 0 and 100 (a lower score is better).
A portfolio's Carbon Risk Score is the asset-weighted sum of the carbon risk scores of its holdings, averaged over the trailing 12 months. The carbon risk of a company is
Sustainalytics' evaluation of the degree to which a firm's activities and products are aligned with the transition to a low-carbon economy. The assessment includes carbon intensity, fossil fuel involvement, stranded assets exposure, mitigation strategies, and green product solutions.
Fossil Fuel Involvement % is the portfolio's asset-weighted percentage exposure to fossil fuels, averaged over the trailing 12 months. Companies with fossil fuel involvement are defined as those in the following subindustries: Thermal Coal Extraction, Thermal Coal
Power Generation, Oil & Gas Production, Oil & Gas Power Generation, and Oil & Gas
Products & Services.
To receive the Low Carbon designation a fund must have a Carbon Risk Score below
10 and a Fossil Fuel Involvement % of less than 7% of assets. For these metrics to be calculated, at least 67% of a portfolio's assets must be covered by Sustainalytics company carbon-risk research. All Morningstar carbon metrics are calculated quarterly.
Amana Income Fund was rated on 94%, Amana Growth Fund was rated on 100%, and
Amana Developing World Fund was rated on 92% of assets under management.
As of November 30, 2023, the Amana Income, Amana Growth, and Amana Developing
World Funds had not received a 12-month average fossil fuel exposure rating.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 91 68 84 85 92 n/a
Institutional Shares (AMINX) n/a
  
n/a

% Rank in Category 89 61 82 81 90 n/a
Number of Funds in Category 1,430 1,298 1,191 897 683 1,298
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 83 5 15 12 47 n/a
Institutional Shares (AMIGX) n/a
  
n/a

% Rank in Category 82 4 13 10 41 n/a
Number of Funds in Category 1,200 1,118 1,031 810 599 1,118
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 38 24 17 60 n/a n/a
Institutional Shares (AMIDX) n/a
  
n/a

% Rank in Category 37 24 16 52 n/a n/a
Number of Funds in Category 816 721 656 402 216 721
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
 
n/a n/a

% Rank in Category 2 4 6 n/a n/a n/a
Institutional Shares (AMIPX) n/a
 
n/a n/a

% Rank in Category 1 2 4 n/a n/a n/a
Number of Funds in Category 243 226 213 110 47 226
Amana Income Fund Amana Growth Fund Amana Developing World Fund

November 30, 2023
Semi-Annual

Amana Income Fund:
Performance Summary
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in
Institutional Shares of the Fund on November 30, 2013, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Institutional Shares of the Fund would have risen to $24,398 versus $30,550 in the Index. Institutional Shares are used in this chart because they represent the larger share class in terms of assets. Please note that investors cannot invest directly in the Index.
Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
Chart Underline
1 Year 5 Year 10 Year Expense Ratio
Investor Shares ( AMANX ) 5.77% 10.23% 9.07% 1.02%
Institutional Shares ( AMINX ) 6.02% 10.48% 9.33% 0.78%
S&P 500 Index 13.84% 12.51% 11.81% n/a
Eli Lilly 12.4%
Microsoft 9.1%
Rockwell Automation 4.9%
Taiwan Semiconductor ADR 4.8%
Illinois Tool Works 4.3%
W.W. Grainger 3.8%
PPG Industries 3.2%
Linde 3.2%
Honeywell International 3.1%
Genuine Parts 3.0%

Schedule of Investments
As of November 30, 2023
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
8
November 30, 2023
Semi-Annual
Continued on next page.
Common Stock - 89 .7 % Number of Shares Cost Market Value
Percentage of
Net Assets
Consumer Discretionary
Automotive Retailers
Genuine Parts 382,000 $ 15,016,749 $ 50,721,960 3.0%
Consumer Staples
Household Products
Colgate-Palmolive 415,400 15,151,572 32,721,058 2.0%
Kenvue 500,000 8,059,347 10,220,000 0.6%
Kimberly-Clark 230,000 13,960,736 28,457,900 1.7%
Procter & Gamble 165,000 20,502,654 25,330,800 1.5%
Unilever ADR 450,000 15,802,908 21,465,000 1.3%
73,477,217 118,194,758 7.1%
Packaged Food
McCormick & Co 559,288 13,161,835 36,258,641 2.2%
86,639,052 154,453,399 9.3%
Health Care
Biotech
Amgen 141,000 34,235,216 38,019,240 2.3%
Large Pharma
AbbVie 100,000 2,803,208 14,239,000 0.9%
Bristol-Myers Squibb 650,000 15,185,381 32,097,000 1.9%
Eli Lilly 350,000 12,008,515 206,864,000 12.4%
Johnson & Johnson 130,000 13,568,315 20,105,800 1.2%
Novartis ADR 295,400 15,552,802 28,919,660 1.7%
Pfizer 1,100,000 18,605,774 33,517,000 2.0%
77,723,995 335,742,460 20.1%
Medical Devices
Abbott Laboratories 350,000 8,392,885 36,501,500 2.2%
120,352,096 410,263,200 24.6%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 260,000 10,768,521 50,939,200 3.1%
Johnson Controls International 510,000 32,596,288 26,928,000 1.6%
43,364,809 77,867,200 4.7%
Courier Services
United Parcel Service, Class B 220,000 39,274,536 33,354,200 2.0%
Electrical Power Equipment
Eaton 100,000 17,241,460 22,769,000 1.4%
Industrial Distribution & Rental
W.W. Grainger 80,000 7,590,798 62,895,200 3.8%
Industrial Machinery
Illinois Tool Works 300,000 14,672,460 72,663,000 4.3%
Measurement Instruments
Rockwell Automation 300,000 13,657,124 82,632,000 4.9%
Rail Freight
Canadian National Railway 384,000 8,600,818 44,524,800 2.7%
144,402,005 396,705,400 23.8%
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 6,424,723 29,760,500 1.8%

Schedule of Investments
As of November 30, 2023
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Semi-Annual
9
Common Stock - 89.7% Number of Shares Cost Market Value
Percentage of
Net Assets
Materials (continued)
Basic & Diversified Chemicals (continued)
Linde 130,000 $ 8,531,143 $ 53,790,100 3.2%
14,955,866 83,550,600 5.0%
Specialty Chemicals
PPG Industries 379,000 12,758,054 53,814,210 3.2%
27,713,920 137,364,810 8.2%
Technology
Communications Equipment
Cisco Systems 680,000 31,332,728 32,898,400 2.0%
Consumer Electronics
Nintendo 750,000 36,514,433 35,059,820 2.1%
Infrastructure Software
Microsoft 400,000 7,953,170 151,564,000 9.1%
Semiconductor Devices
Broadcom Ltd 9,500 8,244,025 8,794,435 0.5%
Texas Instruments 250,000 38,489,292 38,177,500 2.3%
46,733,317 46,971,935 2.8%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 824,500 8,249,619 80,232,095 4.8%
130,783,267 346,726,250 20.8%
Total investments $524,907,089 $ 1,496,235,019 89.7%
Other assets (net of liabilities) 171,233,784 10.3%
Total net assets $ 1,667,468,803 100.0%
ADR: American Depositary Receipt

Amana Income Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2023
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $524,907,089) $ 1,496,235,019
Cash 167,687,869
Dividends receivable 3,965,251
Receivable for Fund shares sold 1,309,857
Prepaid expenses 13,801
Total assets 1,669,211,797
Liabilities
Accrued advisory fees 996,342
Payable for Fund shares redeemed 474,025
Accrued 12b-1 distribution fees 156,242
Accrued retirement plan custody fee 54,676
Accrued audit expenses 39,677
Accrued legal expenses 5,185
Accrued Chief Compliance Officer expenses 4,056
Accrued trustee expenses 3,541
Accrued other operating expenses 9,250
Total liabilities 1,742,994
Net assets $1,667,468,803
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $609,464,678
Total distributable earnings 1,058,004,125
Net assets applicable to Fund shares outstanding $1,667,468,803
Net asset value per Investor Shares AMANX
Net assets, at value $775,789,235
Shares outstanding 12,764,359
Net asset value, offering and redemption price per
share $60.78
Net asset value per Institutional Shares AMINX
Net assets, at value $891,679,568
Shares outstanding 14,814,951
Net asset value, offering and redemption price per
share $60.19
Period ended November 30, 2023
Investment income
Dividend Income (Net of foreign tax of $233,931) $ 15,534,937
Miscellaneous income 524
Total investment income 15,535,461
Expenses
Investment advisory fees 6,112,287
12b-1 distribution fees 966,944
Custodian fees 36,859
Filing and registration fees 34,126
Retirement plan custodial fees 27,856
125
Investor Shares 10
150
Institutional Shares 27,846
Audit fees 25,147
Chief Compliance Officer expenses 16,234
Trustee fees 13,561
Legal fees 11,612
Other operating expenses 52,839
Total gross expenses 7,297,465
Less custodian fee credits (36,859)
Net expenses 7,260,606
Net investment income $8,274,855
Net realized gain from investments and foreign
currency $49,854,684
Net Increase in unrealized appreciation on investments
and foreign currency 38,193,622
Net gain on investments 88,048,306
Net increase in net assets resulting from operations $96,323,161

Amana Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Semi-Annual
11
Statements of Changes in Net Assets
Period ended November
30, 2023 Year ended May 31, 2023
Increase in net assets from operations
From operations
Net investment income $8,274,855 $17,607,756
Net realized gain on investments and foreign currency 49,854,684 80,227,508
Net increase (decrease) in unrealized appreciation on investments and foreign currency 38,193,622 (30,365,532)
Net increase in net assets 96,323,161 67,469,732
Distributions to shareowners from
125
Net dividend and distribution to shareholders - Investor Shares – (55,985,474)
150
Net dividend and distribution to shareholders - Institutional Shares – (64,862,482)
Total distributions – (120,847,956)
Capital share transactions
Proceeds from the sale of shares
125
Investor Shares 28,661,033 52,799,494
150
Institutional Shares 57,248,333 119,146,187
Value of shares issued in reinvestment of dividends and distributions
125
Investor Shares – 54,163,090
150
Institutional Shares – 62,364,157
Cost of shares redeemed
125
Investor Shares (45,523,265) (80,836,010)
150
Institutional Shares (44,428,927) (114,327,486)
Total capital shares transactions (4,042,826) 93,309,432
Total increase in net assets 92,280,335 39,931,208
Net assets
Beginning of period 1,575,188,468 1,535,257,260
End of period $1,667,468,803 $1,575,188,468
Shares of the Fund sold and redeemed
Investor Shares (AMANX)
Number of shares sold 478,323 925,903
Number of shares issued in reinvestment of dividends and distributions – 958,643
Number of shares redeemed (761,573) (1,416,491)
Net increase (decrease) in number of shares outstanding (283,250) 468,055
Institutional Shares (AMINX)
Number of shares sold 967,703 2,093,110
Number of shares issued in reinvestment of dividends and distributions – 1,115,876
Number of shares redeemed (748,600) (2,028,671)
Net increase in number of shares outstanding 219,103 1,180,315
– –

Amana Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
12
November 30, 2023
Semi-Annual
Investor Shares (AMANX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2023
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $57.31 $59.34 $61.52 $50.03 $48.32 $48.91
Income from investment operations
Net investment income
A
0.26 0.59 0.59 0.58 0.67 0.61
Net gains on securities (both realized and unrealized) 3.21 1.91 0.37 14.53 5.17 1.80
Total from investment operations 3.47 2.50 0.96 15.11 5.84 2.41
Less distributions
Dividends (from net investment income) – (0.55) (0.55) (0.56) (0.66) (0.62)
Distributions (from capital gains) – (3.98) (2.59) (3.06) (3.47) (2.38)
Total distributions – (4.53) (3.14) (3.62) (4.13) (3.00)
Net asset value at end of period $60.78 $57.31 $59.34 $61.52 $50.03 $48.32
Total Return
B
6.05% 4.35% 1.16% 30.87% 11.77% 5.35%
Ratios / supplemental data
Net assets ($000), end of period $775,789 $747,787 $746,534 $841,439 $735,565 $805,610
Ratio of expenses to average net assets
Before custodian fee credits
C
1.01% 1.02% 1.01% 1.04% 1.06% 1.11%
After  custodian fee credits
C
1.01% 1.02% 1.01% 1.04% 1.06% 1.10%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.87% 1.03% 0.94% 1.03% 1.31% 1.22%
Portfolio turnover rate
B
3% 8% 5% 5% 0% 1%
Institutional Shares (AMINX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2023
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $56.69 $58.79 $61.04 $49.72 $48.12 $48.72
Income from investment operations
Net investment income
A
0.33 0.72 0.74 0.71 0.78 0.74
Net gains on securities (both realized and unrealized) 3.17 1.90 0.37 14.42 5.13 1.79
Total from investment operations 3.50 2.62 1.11 15.13 5.91 2.53
Less distributions
Dividends (from net investment income) – (0.74) (0.77) (0.75) (0.84) (0.75)
Distributions (from capital gains) – (3.98) (2.59) (3.06) (3.47) (2.38)
Total distributions – (4.72) (3.36) (3.81) (4.31) (3.13)
Net asset value at end of period $60.19 $56.69 $58.79 $61.04 $49.72 $48.12
Total Return
B
6.17% 4.61% 1.40% 31.14% 11.96% 5.63%
Ratios / supplemental data
Net assets ($000), end of period $891,680 $827,401 $788,724 $703,695 $533,239 $472,724
Ratio of expenses to average net assets
Before custodian fee credits
C
0.77% 0.78% 0.77% 0.80% 0.83% 0.87%
After  custodian fee credits
C
0.76% 0.77% 0.77% 0.79% 0.82% 0.86%
Ratio of net investment income after custodian fee credits  to average net assets
C
1.11% 1.27% 1.19% 1.27% 1.55% 1.47%
Portfolio turnover rate
B
3% 8% 5% 5% 0% 1%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

November 30, 2023
Semi-Annual

Amana Growth Fund:
Performance Summary
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in
Institutional Shares of the Fund on November 30, 2013, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in Institutional Shares of the Fund would have risen to $38,166 versus $30,550 in the Index. Institutional Shares are used in this chart because they represent the larger share class in terms of assets. Please note that investors cannot invest directly in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Growth Fund is long-term capital growth, consistent with Islamic principles.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
Chart Underline
1 Year 5 Year 10 Year Expense Ratio
Investor Shares 13.91% 15.68% 14.06% 0.91%
Institutional Shares 14.19% 15.96% 14.33% 0.67%
S&P 500 Index
13.84% 12.51% 11.81% n/a
Apple 8.7%
ASML Holding NY 4.8%
Microsoft 4.8%
Eli Lilly 4.7%
Novo Nordisk ADR 4.7%
Adobe 4.5%
Intuit 3.8%
Advanced Micro Devices 3.3%
Alphabet, Class A 3.3%
Taiwan Semiconductor ADR 2.7%

Schedule of Investments
As of November 30, 2023
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
14
November 30, 2023
Semi-Annual
Continued on next page.
Common Stock - 95 .8 % Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
1
1,076,000 $ 124,992,520 $ 142,602,280 3.3%
Consumer Discretionary
Automotive Retailers
AutoZone 40,000 98,870,262 104,397,200 2.4%
Home Products Stores
Lowe's 400,000 8,620,300 79,532,000 1.8%
Specialty Apparel Stores
Lululemon Athletica
1
205,000 67,300,471 91,594,000 2.1%
TJX Companies 1,150,000 12,679,185 101,326,500 2.3%
79,979,656 192,920,500 4.4%
187,470,218 376,849,700 8.6%
Consumer Staples
Household Products
Church & Dwight 1,171,300 20,995,228 113,182,719 2.6%
Estee Lauder, Class A 458,594 16,624,230 58,557,868 1.3%
37,619,458 171,740,587 3.9%
Health Care
Biotech
Amgen 324,725 16,875,998 87,558,849 2.0%
Large Pharma
AstraZeneca ADR 1,020,000 69,184,692 65,881,800 1.5%
Eli Lilly 348,700 11,964,836 206,095,648 4.7%
Johnson & Johnson 379,750 23,137,374 58,732,135 1.4%
Merck & Co 640,000 68,188,486 65,587,200 1.5%
Novo Nordisk ADR 2,003,200 7,663,671 204,005,888 4.7%
180,139,059 600,302,671 13.8%
Life Science Equipment
Agilent Technologies 900,000 16,302,137 115,020,000 2.6%
IDEXX Laboratories 83,000 40,328,806 38,663,060 0.9%
56,630,943 153,683,060 3.5%
Managed Care
Elevance Health 182,000 86,155,866 87,267,180 2.0%
Medical Devices
Stryker 300,000 15,657,168 88,899,000 2.1%
355,459,034 1,017,710,760 23.4%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 1,600,000 78,470,848 84,480,000 1.9%
Trane 400,000 66,621,870 90,164,000 2.1%
145,092,718 174,644,000 4.0%
Industrial Distribution & Rental
Fastenal 565,700 6,970,389 33,925,029 0.8%
Measurement Instruments
Keysight Technologies 500,000 8,390,911 67,945,000 1.6%

Schedule of Investments
As of November 30, 2023
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Semi-Annual
15
Common Stock - 95.8% Number of Shares Cost Market Value
Percentage of
Net Assets
Industrials (continued)
Measurement Instruments (continued)
Trimble
1
1,500,000 $ 15,966,794 $ 69,600,000 1.6%
24,357,705 137,545,000 3.2%
Metalworking Machinery
Lincoln Electric Holdings 271,400 5,997,298 53,753,484 1.2%
Rail Freight
Norfolk Southern 212,925 12,951,217 46,451,718 1.1%
Union Pacific 350,000 27,011,044 78,844,500 1.8%
39,962,261 125,296,218 2.9%
222,380,371 525,163,731 12.1%
Technology
Application Software
Adobe
1
320,600 10,572,380 195,889,806 4.5%
Intuit 285,600 9,926,412 163,208,976 3.8%
20,498,792 359,098,782 8.3%
Communications Equipment
Apple 1,989,550 1,517,516 377,915,022 8.7%
Cisco Systems 1,500,000 26,759,130 72,570,000 1.6%
Motorola Solutions 310,000 79,705,054 100,089,700 2.3%
107,981,700 550,574,722 12.6%
Information Services
Gartner
1
179,900 6,185,084 78,227,716 1.8%
Infrastructure Software
Microsoft 550,000 162,824,406 208,400,500 4.8%
Oracle 737,200 21,467,457 85,670,012 2.0%
ServiceNow 150,000 72,721,322 102,861,000 2.3%
257,013,185 396,931,512 9.1%
Semiconductor Devices
Advanced Micro Devices
1
1,200,000 59,033,683 145,392,000 3.3%
Broadcom 90,000 85,613,298 83,315,700 1.9%
144,646,981 228,707,700 5.2%
Semiconductor Manufacturing
ASML Holding NY 308,000 10,937,644 210,598,080 4.8%
Taiwan Semiconductor ADR 1,210,921 12,693,436 117,834,723 2.7%
23,631,080 328,432,803 7.5%
559,956,822 1,941,973,235 44.5%
Total investments $1,487,878,423 $ 4,176,040,293 95.8%
Other assets (net of liabilities) 182,130,803 4.2%
Total net assets $ 4,358,171,096 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2023
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $1,487,878,423) $ 4,176,040,293
Cash 169,453,096
Receivable for security sales 8,590,982
Receivable for Fund shares sold 5,230,881
Dividends receivable 3,896,449
Prepaid expenses 36,605
Total assets 4,363,248,306
Liabilities
Payable for Fund shares redeemed 2,375,613
Accrued advisory fees 2,098,398
Accrued 12b-1 distribution fees 423,077
Accrued retirement plan custody fee 82,024
Accrued audit expenses 66,064
Accrued legal expenses 9,504
Accrued trustee expenses 7,720
Accrued Chief Compliance Officer expenses 6,398
Accrued other operating expenses 8,412
Total liabilities 5,077,210
Net assets $4,358,171,096
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $1,632,874,810
Total distributable earnings 2,725,296,286
Net assets applicable to Fund shares outstanding $4,358,171,096
Net asset value per Investor Shares AMAGX
Net assets, at value $2,131,416,702
Shares outstanding 31,151,391
Net asset value, offering and redemption price per
share $68.42
Net asset value per Institutional Shares AMIGX
Net assets, at value $2,226,754,394
Shares outstanding 32,323,071
Net asset value, offering and redemption price per
share $68.89
Period ended Novemb er 30, 2023
Investment income
Dividend Income (Net of foreign tax of $531,063) $ 19,765,716
Miscellaneous income (21,287)
Total investment income 19,744,429
Expenses
Investment advisory fees 12,485,100
12b-1 distribution fees 2,502,569
Custodian fees 83,146
Filing and registration fees 67,117
Audit fees 50,355
ReFlow fees 49,943
Retirement plan custodial fees 42,045
225
Investor Shares 120
250
Institutional Shares 41,925
Chief Compliance Officer expenses 36,429
Trustee fees 33,619
Legal fees 20,845
Other operating expenses 113,093
Total gross expenses 15,484,261
Less custodian fee credits (83,146)
Net expenses 15,401,115
Net investment income $4,343,314
Net realized gain from investments $5,868,041
A
Net increase in unrealized appreciation on investments 371,754,992
Net gain on investments 377,623,033
Net increase in net assets resulting from operations $381,966,347
A
Includes $20,992,515 in net realized gains from redemptions in-kind

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Semi-Annual
17
Statements of Changes in Net Assets
Period ended November
30, 2023 Year ended May 31, 2023
Increase in net assets from operations
From operations
Net investment income $4,343,314 $10,975,605
Net realized gain on investments 5,868,041 71,477,598
Net increase in unrealized appreciation on investments 371,754,992 162,482,174
Net increase in net assets 381,966,347 244,935,377
Distributions to shareowners from
225
Net dividend and distribution to shareholders - Investor Shares – (58,195,925)
250
Net dividend and distribution to shareholders - Institutional Shares – (60,563,003)
Total distributions – (118,758,928)
Capital share transactions
Proceeds from the sale of shares
225
Investor Shares 206,277,085 270,694,426
250
Institutional Shares 304,418,464 651,089,637
Value of shares issued in reinvestment of dividends and distributions
225
Investor Shares – 56,262,765
250
Institutional Shares – 58,569,250
Cost of shares redeemed
225
Investor Shares (124,958,984) (204,912,016)
250
Institutional Shares (233,970,353) (307,663,933)
Total capital shares transactions 151,766,212 524,040,129
Total increase in net assets 533,732,559 650,216,578
Net assets
Beginning of period 3,824,438,537 3,174,221,959
End of period $4,358,171,096 $3,824,438,537
Shares of the Fund sold and redeemed
Investor Shares (AMAGX)
Number of shares sold 3,154,814 4,553,853
Number of shares issued in reinvestment of dividends and distributions – 969,880
Number of shares redeemed (1,915,628) (3,467,797)
Net increase in number of shares outstanding 1,239,186 2,055,936
Institutional Shares (AMIGX)
Number of shares sold 4,633,697 10,920,895
Number of shares issued in reinvestment of dividends and distributions – 1,005,136
Number of shares redeemed (3,549,029) (5,189,405)
Net increase in number of shares outstanding 1,084,668 6,736,626
– –

Amana Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
18
November 30, 2023
Semi-Annual Report
Investor Shares (AMAGX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2023
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $62.36 $60.47 $61.17 $45.39 $39.31 $36.24
Income from investment operations
Net investment income
A
0.03 0.12 0.05 0.10 0.15 0.13
Net gains (losses) on securities (both realized and
unrealized) 6.03 3.86 (0.37) 18.74 7.33 4.14
Total from investment operations 6.06 3.98 (0.32) 18.84 7.48 4.27
Less distributions
Dividends (from net investment income) – (0.10) (0.05) (0.13) (0.16) (0.16)
Distributions (from capital gains) – (1.99) (0.33) (2.93) (1.24) (1.04)
Total distributions – (2.09) (0.38) (3.06) (1.40) (1.20)
Net asset value at end of period $68.42 $62.36 $60.47 $61.17 $45.39 $39.31
Total Return
B
9.72% 6.83% (0.62)% 42.16% 19.12% 12.28%
Ratios / supplemental data
Net assets ($000), end of period $2,131,417 $1,865,385 $1,684,412 $1,735,349 $1,303,469 $1,263,423
Ratio of expenses to average net assets
Before custodian fee credits
C
0.88% 0.91% 0.91% 0.96% 1.02% 1.08%
After  custodian fee credits
C
0.87% 0.91% 0.90% 0.96% 1.02% 1.08%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.09% 0.21% 0.09% 0.19% 0.36% 0.34%
Portfolio turnover rate
B
1%
D
6%
D
3%
D
3%
D
0%
D,E
0%
D
Institutional Shares (AMIGX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2023
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $62.71 $60.80 $61.50 $45.60 $39.49 $36.37
Income from investment operations
Net investment income
A
0.11 0.27 0.22 0.24 0.28 0.23
Net gains (losses) on securities (both realized and
unrealized) 6.07 3.88 (0.38) 18.84 7.34 4.15
Total from investment operations 6.18 4.15 (0.16) 19.08 7.62 4.38
Less distributions
Dividends (from net investment income) – (0.25) (0.21) (0.25) (0.27) (0.22)
Distributions (from capital gains) – (1.99) (0.33) (2.93) (1.24) (1.04)
Total distributions – (2.24) (0.54) (3.18) (1.51) (1.26)
Net asset value at end of period $68.89 $62.71 $60.80 $61.50 $45.60 $30.49
Total Return
B
9.86% 7.09% (0.40)% 42.53% 19.39% 12.54%
Ratios / supplemental data
Net assets ($000), end of period $2,226,754 $1,959,054 $1,489,810 $1,291,092 $859,154 $724,520
Ratio of expenses to average net assets
Before custodian fee credits
C
0.63% 0.67% 0.64% 0.71% 0.79% 0.84%
After  custodian fee credits
C
0.63% 0.66% 0.64% 0.71% 0.78% 0.84%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.33% 0.46% 0.32% 0.43% 0.60% 0.58%
Portfolio turnover rate
B
1%
D
6%
D
3%
D
3%
D
0%
D,E
0%
D
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year

The accompanying notes are an integral part of these financial statements.
November 30, 2023
Semi-Annual Report
19
Amana Growth Fund:
Financial Highlights
Investor Shares (AMAGX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2023
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $62.36 $60.47 $61.17 $45.39 $39.31 $36.24
Income from investment operations
Net investment income
A
0.03 0.12 0.05 0.10 0.15 0.13
Net gains (losses) on securities (both realized and
unrealized) 6.03 3.86 (0.37) 18.74 7.33 4.14
Total from investment operations 6.06 3.98 (0.32) 18.84 7.48 4.27
Less distributions
Dividends (from net investment income) – (0.10) (0.05) (0.13) (0.16) (0.16)
Distributions (from capital gains) – (1.99) (0.33) (2.93) (1.24) (1.04)
Total distributions – (2.09) (0.38) (3.06) (1.40) (1.20)
Net asset value at end of period $68.42 $62.36 $60.47 $61.17 $45.39 $39.31
Total Return
B
9.72% 6.83% (0.62)% 42.16% 19.12% 12.28%
Ratios / supplemental data
Net assets ($000), end of period $2,131,417 $1,865,385 $1,684,412 $1,735,349 $1,303,469 $1,263,423
Ratio of expenses to average net assets
Before custodian fee credits
C
0.88% 0.91% 0.91% 0.96% 1.02% 1.08%
After  custodian fee credits
C
0.87% 0.91% 0.90% 0.96% 1.02% 1.08%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.09% 0.21% 0.09% 0.19% 0.36% 0.34%
Portfolio turnover rate
B
1%
D
6%
D
3%
D
3%
D
0%
D,E
0%
D
Institutional Shares (AMIGX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2023
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $62.71 $60.80 $61.50 $45.60 $39.49 $36.37
Income from investment operations
Net investment income
A
0.11 0.27 0.22 0.24 0.28 0.23
Net gains (losses) on securities (both realized and
unrealized) 6.07 3.88 (0.38) 18.84 7.34 4.15
Total from investment operations 6.18 4.15 (0.16) 19.08 7.62 4.38
Less distributions
Dividends (from net investment income) – (0.25) (0.21) (0.25) (0.27) (0.22)
Distributions (from capital gains) – (1.99) (0.33) (2.93) (1.24) (1.04)
Total distributions – (2.24) (0.54) (3.18) (1.51) (1.26)
Net asset value at end of period $68.89 $62.71 $60.80 $61.50 $45.60 $30.49
Total Return
B
9.86% 7.09% (0.40)% 42.53% 19.39% 12.54%
Ratios / supplemental data
Net assets ($000), end of period $2,226,754 $1,959,054 $1,489,810 $1,291,092 $859,154 $724,520
Ratio of expenses to average net assets
Before custodian fee credits
C
0.63% 0.67% 0.64% 0.71% 0.79% 0.84%
After  custodian fee credits
C
0.63% 0.66% 0.64% 0.71% 0.78% 0.84%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.33% 0.46% 0.32% 0.43% 0.60% 0.58%
Portfolio turnover rate
B
1%
D
6%
D
3%
D
3%
D
0%
D,E
0%
D
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year
D
As restated to reflect the exclusion of redemptions in-kind, which reduced the percentage by 4% and 2% for the year ended May 31, 2022 and 2021, respectively.
E
Amount is less than 0.5%

Amana Developing World Fund:
Performance Summary

November 30, 2023
Semi-Annual
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in
Institutional Shares of the Fund on November, 2013, to an identical amount invested in the MSCI Emerging Markets Index, a broad-based international equity index. The graph shows that an investment in Institutional Shares of the Fund would have risen to $11,122 versus $12,334 in the Index. Institutional
Shares are used in this chart because they represent the larger share class in terms of assets. Please note that investors cannot invest directly in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
Chart Underline
1 Year 5 Year 10 Year Expense Ratio
Investor Shares ( AMDWX ) 4.27% 5.78% 1.46% 1.22%
Institutional Shares ( AMIDX ) 4.47% 6.00% 1.68% 1.01%
MSCI Emerging Markets Index
4.21% 2.34% 2.12% n/a
Nvidia 4.4%
Samsung Electronics 3.2%
Qualcomm 2.9%
ASML Holding NY 2.9%
UltraTech Cement 2.9%
Rio Tinto ADR 2.8%
Delta Electronics 2.8%
Colgate-Palmolive 2.8%
Ford Otomotiv Sanayi 2.7%
Unilever ADR 2.7%

Schedule of Investments
As of November 30, 2023
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Semi-Annual
21
Continued on next page.
Common Stock - 91.3% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 250,000 $ 2,816,714 $ 2,565,816 Saudi Arabia 2.5%
Telekomunikasi Indonesia ADR 83,000 1,813,782 2,050,100 Indonesia 2.0%
4,630,496 4,615,916 4.5%
Consumer Discretionary
Automobiles
Ford Otomotiv Sanayi 96,000 1,512,336 2,800,491 Turkey 2.7%
Home Products Stores
Wilcon Depot 5,000,000 1,955,201 1,905,325 Philippines 1.9%
3,467,537 4,705,816 4.6%
Consumer Staples
Food & Drug Stores
Bim Birlesik Magazalar AS 140,000 1,471,344 1,495,800 Turkey 1.5%
Clicks Group 174,000 2,018,839 2,712,437 South Africa 2.7%
3,490,183 4,208,237 4.2%
Household Products
Colgate-Palmolive 35,800 2,432,852 2,819,966 United States 2.8%
Dabur India 360,000 2,378,362 2,321,769 India 2.3%
Kimberly-Clark de Mexico, Class A 1,100,000 1,948,896 2,217,290 Mexico 2.2%
LG Household & Health Care 5,100 3,294,406 1,317,536 South Korea 1.3%
Unicharm 75,000 2,823,516 2,417,026 Japan 2.4%
Unilever ADR 57,000 2,833,396 2,718,900 United Kingdom 2.7%
15,711,428 13,812,487 13.7%
Packaged Food
Indofood CBP Sukses Makmur 2,500,000 1,468,008 1,859,672 Indonesia 1.8%
20,669,619 19,880,396 19.7%
Financials
Islamic Banking
BIMB Holdings 1,476,100 1,168,041 722,331 Malaysia 0.7%
Islamic Insurance Carriers
Syarikat Takaful Malaysia Keluarga 1,099,981 969,996 885,903 Malaysia 0.9%
Real Estate Owners & Developers
SM Prime Holdings 2,800,000 1,564,843 1,630,045 Philippines 1.6%
3,702,880 3,238,279 3.2%
Health Care
Generic Pharma
Hikma Pharmaceuticals 116,500 3,317,463 2,545,706 Jordan 2.5%
Health Care Facilities
Bangkok Dusit Medical Services NVDR 3,065,000 2,084,220 2,288,804 Thailand 2.3%
IHH Healthcare 1,550,000 2,046,441 1,942,319 Malaysia 1.9%
KPJ Healthcare 4,400,992 1,048,935 1,266,306 Malaysia 1.3%
5,179,596 5,497,429 5.5%
Health Care Services
Fleury 498,750 2,353,504 1,754,018 Brazil 1.7%
10,850,563 9,797,153 9.7%

Schedule of Investments
As of November 30, 2023
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
22
November 30, 2023
Semi-Annual
Continued on next page.
Common Stock - 91.3% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Industrials
Industrial Machinery
WEG 100,000 $ 696,417 $ 694,832 Brazil 0.7%
Rubber & Plastic
Hartalega Holdings 2,500,000 2,447,689 1,287,235 Malaysia 1.3%
Waste Management
Sunny Friend Environmental Technology 247,376 1,861,580 950,386 Taiwan 0.9%
5,005,686 2,932,453 2.9%
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 36,500 2,782,442 1,833,760 Chile 1.8%
Base Metals
Southern Copper 36,500 1,964,769 2,625,445 Peru 2.6%
Cement & Aggregates
UltraTech Cement 26,500 2,377,956 2,864,226 India 2.9%
Precious Metal Mining
Barrick Gold 144,740 3,004,693 2,545,977 Canada 2.5%
Steel Raw Material Suppliers
Rio Tinto ADR 41,000 3,031,482 2,832,690 China
2
2.8%
13,161,342 12,702,098 12.6%
Technology
Communications Equipment
Samsung Electronics 58,000 2,837,734 3,270,489 South Korea 3.2%
Sercomm 600,000 1,568,864 2,387,162 Taiwan 2.4%
4,406,598 5,657,651 5.6%
Computer Hardware & Storage
Advantech 235,931 1,974,128 2,665,397 Taiwan 2.6%
Electronics Components
Delta Electronics 279,000 2,099,069 2,821,893 China
2
2.8%
KCE Electronics NVDR 1,650,000 2,931,030 2,464,587 Thailand 2.5%
Samsung SDI 5,900 2,767,690 2,148,345 South Korea 2.1%
7,797,789 7,434,825 7.4%
EMS/ODM
Jabil 23,000 2,156,636 2,652,360 United States 2.6%
IT Services
Infosys ADR 146,500 2,951,002 2,571,075 India 2.6%
Semiconductor Devices
NVIDIA 9,450 2,196,640 4,419,765 United States 4.4%
Qualcomm 23,000 2,730,943 2,968,150 China
2
2.9%
4,927,583 7,387,915 7.3%
Semiconductor Manufacturing
ASML Holding NY 4,250 2,788,193 2,905,980 Netherlands 2.9%
Taiwan Semiconductor ADR 26,000 1,323,007 2,530,060 Taiwan 2.5%
4,111,200 5,436,040 5.4%
28,324,936 33,805,263 33.5%

Schedule of Investments
As of November 30, 2023
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Semi-Annual
23
Common Stock - 91.3% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Utilities
Power Generation
Manila Electric Co 100,000 $ 648,555 $ 648,171 Philippines 0.6%
Total investments $90,461,614 $92,325,545 91.3%
Other assets (net of liabilities) 8,775,202 8.7%
Total net assets $101,100,747 100.0%
1
Country of domicile unless otherwise indicated
2
Denotes a country or region of primary exposure
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2023
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $90,461,614) $ 92,325,545
Cash 8,952,525
Dividends receivable 62,406
Receivable for Fund shares sold 59,438
Prepaid expenses 13,210
Total assets 101,413,124
Liabilities
Payable for Fund shares redeemed 193,615
Accrued advisory fees 64,964
Accrued audit expenses 28,526
Accrued retirement plan custody fee 17,137
Accrued 12b-1 distribution fees 6,257
Accrued Chief Compliance Officer expenses 371
Accrued legal expenses 247
Accrued trustee expenses 183
Accrued other operating expenses 1,077
Total liabilities 312,377
Net assets $101,100,747
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $99,229,692
Total distributable earnings 1,871,055
Net assets applicable to Fund shares outstanding $101,100,747
Net asset value per Investor Shares AMDWX
Net assets, at value $31,111,985
Shares outstanding 2,609,636
Net asset value, offering and redemption price per
share $11.92
Net asset value per Institutional Shares AMIDX
Net assets, at value $69,988,762
Shares outstanding 5,844,138
Net asset value, offering and redemption price per
share $11.98
Period ended November 30, 2023
Investment income
Dividend Income (Net of foreign tax of $133,328) $ 1,016,218
Miscellaneous income 8
Total investment income 1,016,226
Expenses
Investment advisory fees 392,285
12b-1 distribution fees 38,327
Custodian fees 35,726
Filing and registration fees 22,568
Audit fees 9,986
Retirement plan custodial fees 8,721
325
Investor Shares 6
350
Institutional Shares 8,715
Trustee fees 673
Chief Compliance Officer expenses 50
Legal fees 50
Other operating expenses 4,703
Total gross expenses 513,089
Less custodian fee credits (35,223)
Net expenses 477,866
Net investment income $538,360
Net realized loss from investments and foreign
currency $(935,794)
Net Increase in unrealized appreciation on investments
and foreign currency 1,727,742
Net gain on investments 791,948
Net increase in net assets resulting from operations $1,330,308

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Semi-Annual
25
Statements of Changes in Net Assets
Period ended November
30, 2023 Year ended May 31, 2023
Increase in net assets from operations
From operations
Net investment income $538,360 $888,018
Net realized gain (loss) on investments and foreign currency (935,794) 476,070
Net increase (decrease) in unrealized appreciation on investments and foreign currency 1,727,742 (1,261,229)
Net increase in net assets 1,330,308 102,859
Distributions to shareowners from
325
Net dividend and distribution to shareholders - Investor Shares – (235,598)
350
Net dividend and distribution to shareholders - Institutional Shares – (568,673)
Total distributions – (804,271)
Capital share transactions
Proceeds from the sale of shares
325
Investor Shares 3,308,587 12,067,697
350
Institutional Shares 23,452,163 17,042,275
Value of shares issued in reinvestment of dividends and distributions
325
Investor Shares – 234,338
350
Institutional Shares – 567,391
Cost of shares redeemed
325
Investor Shares (2,191,215) (5,818,968)
350
Institutional Shares (8,855,986) (9,172,089)
Total capital shares transactions 15,713,549 14,920,644
Total increase in net assets 17,043,857 14,219,232
Net assets
Beginning of period 84,056,890 69,837,658
End of period $101,100,747 $84,056,890
Shares of the Fund sold and redeemed
Investor Shares (AMDWX)
Number of shares sold 277,998 1,051,929
Number of shares issued in reinvestment of dividends and distributions – 21,073
Number of shares redeemed (185,566) (506,651)
Net increase in number of shares outstanding 92,432 566,351
Institutional Shares (AMIDX)
Number of shares sold 1,941,925 1,477,329
Number of shares issued in reinvestment of dividends and distributions – 50,887
Number of shares redeemed (750,644) (802,107)
Net increase in number of shares outstanding 1,191,281 726,109
– –

Amana Developing World Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
26
November 30, 2023
Semi-Annual Report
Investor Shares (AMDWX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2023
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $11.70 $11.85 $13.70 $9.67 $9.33 $10.05
Income from investment operations
Net investment income
A
0.06 0.13 0.21 0.05 0.04 0.03
Net gains (losses) on securities (both realized and
unrealized) 0.16 (0.17) (1.90) 3.98 0.34 (0.70)
Total from investment operations 0.22 (0.04) (1.69) 4.03 0.38 (0.67)
Less distributions
Dividends (from net investment income) – (0.08) (0.16) – (0.04) (0.05)
Distributions (from capital gains) – (0.03) – – – –
Total distributions – (0.11) (0.16) – (0.04) (0.05)
Net asset value at end of period $11.92 $11.70 $11.85 $13.70 $9.67 $9.33
Total Return
B
1.88% (0.25)% (12.47)% 41.68% 4.02% (6.70)%
Ratios / supplemental data
Net assets ($000), end of period $31,112 $29,446 $23,123 $22,553 $13,253 $15,026
Ratio of expenses to average net assets
Before custodian fee credits
C
1.20% 1.22% 1.21% 1.20% 1.34% 1.36%
After  custodian fee credits
C
1.13% 1.15% 1.14% 1.14% 1.29% 1.31%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.97% 1.11% 1.59% 0.44% 0.38% 0.35%
Portfolio turnover rate
B
1% 6% 30% 3% 9% 9%
Institutional Shares (AMIDX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2023
Year ended May 31,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $11.74 $11.90 $13.77 $9.70 $9.36 $10.08
Income from investment operations
Net investment income
A
0.07 0.15 0.24 0.08 0.04 0.05
Net gains (losses) on securities (both realized and
unrealized) 0.17 (0.17) (1.90) 3.99 0.36 (0.72)
Total from investment operations 0.24 (0.02) (1.66) 4.07 0.40 (0.67)
Less distributions
Dividends (from net investment income) – (0.11) (0.21) – (0.06) (0.05)
Distributions (from capital gains) – (0.03) – – – –
Total distributions – (0.14) (0.21) – (0.06) (0.05)
Net asset value at end of period $11.98 $11.74 $11.90 $13.77 $9.70 $9.36
Total Return
B
2.04% (0.12)% (12.24)% 41.96% 4.20% (6.58)%
Ratios / supplemental data
Net assets ($000), end of period $69,989 $54,611 $46,715 $42,241 $18,959 $15,127
Ratio of expenses to average net assets
Before custodian fee credits
C
0.97% 1.01% 0.99% 0.97% 1.21% 1.19%
After  custodian fee credits
C
0.90% 0.94% 0.92% 0.91% 1.16% 1.14%
Ratio of net investment income after custodian fee credits  to average net assets
C
1.15% 1.31% 1.80% 0.65% 0.43% 0.54%
Portfolio turnover rate
B
1% 6% 30% 3% 9% 9%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

November 30, 2023
Semi-Annual

Amana Participation Fund:
Performance Summary
Average Annual Returns (as of November 30, 2023 )
Growth of $10,000
Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4)
stand ready to buy and sell its securities to shareowners on a daily basis; and
(5) provide a wide range of services. The graph compares $10,000 invested in
Institutional Shares of the Fund on September 28, 2015, to an identical amount invested in the FTSE IdealRatings Sukuk Index, a measurement of global
Islamic fixed-income securities, also known as sukuk. The graph shows that an investment in Institutional Shares of the Fund would have risen to $11,423 versus $12,504 in the Index. Institutional Shares are used in this chart because they represent the larger share class in terms of assets. Please note that investors cannot invest directly in the Index.
Past performance does not guarantee future results . The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.
Fund Objective
The objectives of the Participation Fund are capital preservation and current income, consistent with Islamic principles. Capital preservation is its primary objective.
Top 10 Holdings
% of Total Net Assets
Portfolio Diversification
% of Total Net Assets
1 Year 5 Year 10 Year Expense Ratio
Investor Shares ( AMAPX )
1
0.79% 1.56% n/a 0.80%
Institutional Shares ( AMIPX )
2
1.04% 1.83% n/a 0.56%
FTSE IdealRatings Sukuk Index 3.40% 3.02% n/a n/a
1
Investor Shares of the Amana Participation Fund began operations September 28, 2015.
2
Institutional Shares of the Amana Participation Fund began operations September 28, 2015.
Investment Corporate of Dubai (5.000% due 02/1/2027) 4.7%
Kuwait Financial Bank Tier 1 (3.600% due PERP) 4.4%
Dubai Islamic Bank (5.493% due 11/30/2027) 4.4%
TNB Global Ventures Cap (3.244% due 10/19/2026) 4.2%
Riyad (3.174% due 02/25/2030) 4.1%
DP World Salaam (6.000% due PERP) 3.7%
Dubai Aerospace Enterprises DIFC (3.750% due
02/15/2026) 3.6%
Kingdom of Saudi Arabia (3.628% due 04/20/2027) 3.5%
Saudi Telecom (3.890% due 05/13/2029) 3.4%
Tabreed (5.500% due 10/31/2025) 3.4%

Consolidated Schedule of Investments
As of November 30, 2023
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
28
November 30, 2023
Semi-Annual
Continued on next page.
Corporate Sukuk - 68.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Saudi Telecom
2
3.890% due 05/13/2029 $ 7,450,000 $ 7,026,689 Saudi Arabia 3.4%
Consumer Discretionary
Almarai
2
4.311% due 03/05/2024 2,580,000 2,560,031 Saudi Arabia 1.2%
Energy
SA Global
2
2.694% due 06/17/2031 6,000,000 5,092,500 Saudi Arabia 2.5%
Financials
Investment Corporate of Dubai
2
5.000% due 02/01/2027 9,850,000 9,641,771 United Arab Emirates 4.7%
Kuwait Financial Bank Tier 1
2,3
3.600% due PERP 10,000,000 9,042,900 Kuwait 4.4%
Dubai Islamic Bank
2
5.493% due 11/30/2027 9,000,000 9,022,536 United Arab Emirates 4.4%
Riyad
2
3.174% due 02/25/2030 8,830,000 8,439,714 Saudi Arabia 4.1%
EMAAR
2
3.700% due 07/06/2031 7,000,000 6,102,292 United Arab Emirates 2.9%
Majid Al Futtaim
2
4.638% due 05/14/2029 5,650,000 5,339,849 United Arab Emirates 2.6%
TNB Global Ventures
2
4.851% due 11/01/2028 5,300,000 5,198,558 Malaysia 2.5%
National Commercial Bank Tier 1
2,3
3.500% due PERP 5,550,000 5,099,806 Saudi Arabia 2.5%
Sharjah Islamic Bank Tier 1
2,3
5.000% due PERP 5,000,000 4,793,970 United Arab Emirates 2.3%
Aldar
2
3.875% due 10/22/2029 5,000,000 4,568,330 United Arab Emirates 2.2%
Majid Al Futtaim
2
4.500% due 11/03/2025 4,600,000 4,472,976 United Arab Emirates 2.2%
Dubai Islamic Bank Tier 1
2,3
6.250% due PERP 4,500,000 4,459,644 United Arab Emirates 2.2%
Mas Al Ryan
2
2.210% due 09/02/2025 4,500,000 4,213,125 Cayman Islands 2.0%
Islamic Development Bank Trust Services
2
4.747% due 10/27/2027 2,500,000 2,504,500 Saudi Arabia 1.2%
82,899,971 40.2%
Industrials
DP World Salaam
2,3
6.000% due PERP 7,800,000 7,683,624 United Arab Emirates 3.7%
DP World Crescent
2
3.750% due 01/30/2030 4,000,000 3,635,743 United Arab Emirates 1.8%
11,319,367 5.5%
Technology
Axiata SPV2
2
2.163% due 08/19/2030 6,000,000 4,907,858 Malaysia 2.4%
Axiata SPV2
2
4.357% due 03/24/2026 4,357,000 4,252,983 Malaysia 2.1%
9,160,841 4.5%
Utilities
TNB Global Ventures Cap
2
3.244% due 10/19/2026 9,140,000 8,594,149 Malaysia 4.2%
Tabreed
2
5.500% due 10/31/2025 6,950,000 6,914,555 United Arab Emirates 3.3%
Saudi Electricity Global
2
5.060% due 04/08/2043 5,000,000 4,469,280 Saudi Arabia 2.2%
Saudi Electricity Global
2
5.500% due 04/08/2044 2,400,000 2,244,480 Saudi Arabia 1.1%
Saudi Electricity Global
2
5.684% due 04/11/2053 1,000,000 940,142 Saudi Arabia 0.4%
23,162,606 11.2%
Total Corporate Sukuk (Cost $ 149,392,921 ) $141,222,005 68.5%
Government Sukuk - 21.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Sukuk
Dubai Aerospace Enterprises DIFC
2
3.750% due 02/15/2026 7,700,000 7,353,500 United Arab Emirates 3.6%
Kingdom of Saudi Arabia
2
3.628% due 04/20/2027 7,500,000 7,197,810 Saudi Arabia 3.5%
Perusahaan Penerbit SBSN
2
4.550% due 03/29/2026 6,185,000 6,096,316 Indonesia 3.0%
Malaysia Sovereign Sukuk
2
4.236% due 04/22/2045 5,000,000 4,401,855 Malaysia 2.1%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 5,280,000 3,821,051 Indonesia 1.9%
International Islamic Liquidity Management
2
5.650% due 12/07/2023 3,800,000 3,800,581 Luxembourg 1.8%

Consolidated Schedule of Investments
As of November 30, 2023
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Semi-Annual
29
Government Sukuk - 21.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Sukuk (continued)
Ras Al Khaimah
2
3.094% due 03/31/2025 $ 3,950,000 $ 3,797,475 United Arab Emirates 1.8%
Kingdom of Saudi Arabia
2
4.303% due 01/19/2029 3,200,000 3,129,831 Saudi Arabia 1.5%
Perusahaan Penerbit SBSN
2
4.450% due 02/20/2029 3,050,000 2,961,056 Indonesia 1.4%
International Islamic Liquidity Management
2
5.430% due 12/07/2023 2,200,000 2,200,393 Luxembourg 1.1%
Total Government Sukuk (Cost $ 47,099,619 ) $44,759,868 21.7%
Bank Time Deposits - 6.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Bank Time Deposits
Arab Banking Corp, NY Branch 5.540% due 12/22/2023 3,000,000 3,000,000 United States 1.5%
Arab Banking Corp, NY Branch 5.510% due 12/04/2023 3,000,000 3,000,000 United States 1.5%
Arab Banking Corp, NY Branch 5.550% due 12/15/2023 3,500,000 3,500,000 United States 1.7%
Gulf International Bank 5.100% due 12/18/2023 1,500,000 1,500,000 United States 0.7%
Gulf International Bank 5.200% due 12/11/2023 1,500,000 1,500,000 United States 0.7%
Total Bank Time Deposits (Cost 12,500,000) $12,500,000 6.1%
Total investments (Cost $208,992,540) $198,481,873 96.3%
Other assets (net of liabilities) 7,561,420 3.7%
Total net assets $206,043,293 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2023, the aggregate value of these securities was $185,981,873 representing 90.2% of total net assets.
3
Security is perpetual in nature with no stated maturity date.

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2023
Semi-Annual
Consolidated Statement of Assets and Liabilities Consolidated Statement of Operations
As of November 30, 2023
Assets
Investments in securities, at value
(Cost $208,992,540) $ 198,481,873
Cash 5,834,885
Sukuk income receivable 1,915,933
Receivable for Fund shares sold 155,212
Prepaid expenses 12,793
Total assets 206,400,696
Liabilities
Payable for Fund shares redeemed 232,728
Accrued advisory fees 83,878
Accrued audit expenses 12,802
Accrued retirement plan custody fee 12,294
Accrued 12b-1 distribution fees 5,734
Distributions payable 3,278
Accrued legal expenses 1,166
Accrued Chief Compliance Officer expenses 683
Accrued trustee expenses 473
Accrued other operating expenses 4,367
Total liabilities 357,403
Net assets $206,043,293
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $266,682,412
Total distributable earnings (60,639,119)
Net assets applicable to Fund shares outstanding $206,043,293
Net asset value per Investor Shares AMAPX
Net assets, at value $28,180,236
Shares outstanding 2,971,686
Net asset value, offering and redemption price per
share $9.48
Net asset value per Institutional Shares AMIPX
Net assets, at value $177,863,057
Shares outstanding 18,690,514
Net asset value, offering and redemption price per
share $9.52
Period ended November 30, 2023
Investment income
Sukuk income $ 4,268,755
Miscellaneous income 50
Total investment income 4,268,805
Expenses
Investment advisory fees 530,093
12b-1 distribution fees 34,411
Filing and registration fees 27,623
Custodian fees 24,103
Legal fees 8,530
Retirement plan custodial fees 6,196
425
Investor Shares 10
450
Institutional Shares 6,186
Audit fees 3,499
Chief Compliance Officer expenses 2,365
Trustee fees 2,010
Other operating expenses 27,580
Total gross expenses 666,410
Less custodian fee credits (24,103)
Net expenses 642,307
Net investment income $3,626,498
Net realized loss from investments $(2,364,331)
Net i ncrease in unrealized depreciation on investments (2,156,415)
Net loss on investments (4,520,746)
Net decrease in net assets resulting from
operations $(894,248)

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2023
Semi-Annual
31
Consolidated Statements of Changes in Net Assets
Period ended November
30, 2023 Year ended May 31, 2023
Increase (Decrease) in net assets from operations
From operations
Net investment income $3,626,498 $4,912,869
Net realized loss on investments (2,364,331) (3,707,804)
Net decrease in unrealized appreciation on investments (2,156,415) (1,442,394)
Net decrease in net assets (894,248) (237,329)
Distributions to shareowners from
425
Net dividend and distribution to shareholders - Investor Shares (331,036) (514,276)
450
Net dividend and distribution to shareholders - Institutional Shares (2,444,025) (4,214,746)
Total distributions (2,775,061) (4,729,022)
Capital share transactions
Proceeds from the sale of shares
425
Investor Shares 4,892,790 7,014,297
450
Institutional Shares 22,001,717 55,676,244
Value of shares issued in reinvestment of dividends and distributions
425
Investor Shares 326,384 507,146
450
Institutional Shares 2,421,864 4,185,801
Cost of shares redeemed
425
Investor Shares (3,230,130) (5,039,991)
450
Institutional Shares (35,410,652) (50,420,675)
Total capital shares transactions (8,998,027) 11,922,822
Total increase (decrease) in net assets (12,667,336) 6,956,471
Net assets
Beginning of period 218,710,629 211,754,158
End of period $206,043,293 $218,710,629
Shares of the Fund sold and redeemed
Investor Shares (AMAPX)
Number of shares sold 513,236 721,333
Number of shares issued in reinvestment of dividends and distributions 34,370 52,351
Number of shares redeemed (339,564) (517,383)
Net increase in number of shares outstanding 208,042 256,301
Institutional Shares (AMIPX)
Number of shares sold 2,303,882 5,696,416
Number of shares issued in reinvestment of dividends and distributions 254,101 430,341
Number of shares redeemed (3,714,870) (5,182,413)
Net increase (decrease) in number of shares outstanding (1,156,887) 944,344
– –

Amana Participation Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
32
November 30, 2023
Semi-Annual
Investor Shares (AMAPX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
Nov. 30, 2023
Year ended May 31,
2023
A
2022
A
2021
A
2020 2019
A A A A A A A
Net asset value at beginning of period $9.64 $9.86 $10.42 $10.12 $9.97 $9.76
Income from investment operations
Net investment income
B,C
0.15 0.21 0.18 0.19 0.24 0.24
Net gains (losses) on securities (both realized and unrealized) (0.20) (0.24) (0.57) 0.30 0.14 0.21
Total from investment operations (0.05) (0.03) (0.39) 0.49 0.38 0.45
Less distributions
Dividends (from net investment income) (0.11) (0.19) (0.17) (0.19) (0.23) (0.24)
Total distributions (0.11) (0.19) (0.17) (0.19) (0.23) (0.24)
Net asset value at end of period $9.48 $9.64 $9.86 $10.42 $10.12 $9.97
Total Return
C
(0.47)% (0.26)% (3.83)% 4.90% 3.88% 4.70%
Ratios / supplemental data
Net assets ($000), end of year $28,180 $26,650 $24,722 $22,375 $16,531 $20,612
Ratio of expenses to average net assets
Before  custodian fee credits
D
0.84% 0.80% 0.80% 0.82% 0.88% 0.88%
After custodian fee credits
D
0.82% 0.78% 0.78% 0.80% 0.86% 0.87%
Ratio of net investment income after to average net assets
D
3.20% 2.11% 1.71% 1.86% 2.34% 2.46%
Portfolio turnover rate
C
3% 48% 15% 19% 34% 22%
Institutional Shares (AMIPX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
Nov. 30, 2023
Year ended May 31,
2023
A
2022
A
2021
A
2020 2019
A A A A A A A
Net asset value at beginning of period $9.68 $9.89 $10.45 $10.16 $10.00 $9.79
Income from investment operations
Net investment income
B,C
0.16 0.23 0.20 0.22 0.26 0.27
Net gains (losses) on securities (both realized and unrealized) (0.19) (0.22) (0.57) 0.29 0.16 0.21
Total from investment operations (0.03) 0.01 (0.37) 0.51 0.42 0.48
Less distributions
Dividends (from net investment income) (0.13) (0.22) (0.19) (0.22) (0.26) (0.27)
Total distributions (0.13) (0.22) (0.19) (0.22) (0.26) (0.27)
Net asset value at end of period $9.52 $9.68 $9.89 $10.45 $10.16 $10.00
Total Return
C
(0.34)% 0.09% (3.58)% 5.04% 4.23% 4.93%
Ratios / supplemental data
Net assets ($000), end of year $177,863 $192,060 $187,032 $143,404 $100,023 $55,716
Ratio of expenses to average net assets
Before  custodian fee credits
D
0.60% 0.56% 0.56% 0.58% 0.63% 0.64%
After custodian fee credits
D
0.57% 0.53% 0.54% 0.56% 0.61% 0.63%
Ratio of net investment income after to average net assets
D
3.44% 2.34% 1.97% 2.10% 2.53% 2.70%
Portfolio turnover rate
C
3% 48% 15% 19% 34% 22%
A
Consolidated
B
Calculated using average shares outstanding
C
Not annualized for period of less than one year
D
Annualized for periods of less than one year

(Consolidated with respect to the Amana Participation Fund)
Notes To Financial Statements
November 30, 2023
Semi-Annual
33
Note 1 – Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust (“Prior Trust”)
organized on July 26, 1984, pursuant to a reorganization on July
19, 2013. Each Fund is a series of the Trust and the Income, Growth, and Developing World Funds are successors to the corresponding series of the Prior Trust. The Trust is registered as an open-end, management company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles.
Four portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June
23, 1986. The Growth Fund began operations on February 3, 1994 .
The Developing World Fund began operations on September 28,
2009 . Institutional shares of Income, Growth, and Developing World
Funds were first offered September 25, 2013. The Participation
Fund (both Investor and Institutional Shares) began operations
September 28, 2015 . The Participation Fund is a nondiversified fund.
Each Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies.”
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Commencing in the year ended May 31, 2021, the Participation
Fund utilizes a wholly-owned subsidiary to achieve its investment objective (see Note 3 ).
Investment risks:
Income , Growth , Developing World , and Participation Funds :
The value of the shares of each of the Funds rises and falls as the value of the securities in which the Funds invest goes up and down.
The Funds limit the securities they purchase to those consistent with Islamic principles. This limits opportunities and may affect performance. Each of the Funds may invest in securities that are not traded in the United States. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. These risks include currency and market fluctuations, and political or social instability.
The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.
Growth Fund : The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility.
Participation Fund : While the Participation Fund does not invest in conventional bonds, risks similar to those of conventional fixed-
income funds apply. These include: diversification and concentration risk, liquidity risk, interest rate risk, credit risk, and high-yield risk.
The Participation Fund also includes risks specific to investments in Islamic fixed-income instruments. The structural complexity of sukuk , along with the weak infrastructure of the sukuk market, increases risk. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that some Islamic scholars may deem certain sukuk as not meeting
Islamic investment principles subsequent to the sukuk being issued.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issuers specific to a particular sector or industry.
Please see each Fund’s Summary Prospectus, the Funds' Prospectus, and Statement of Additional Information for a more detailed
discussion of the risks affecting the Funds.
Note 2 – Unaudited Information
The information in this interim report has not been subject to independent audit.
Note 3 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity

Notes To Financial Statements
(continued)

November 30, 2023
Semi-Annual
on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of November 30, 2023
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $50,721,960 $– $– $50,721,960
Consumer Staples $154,453,399 $– $– $154,453,399
Health Care $410,263,200 $– $– $410,263,200
Industrials $396,705,400 $– $– $396,705,400
Materials $137,364,810 $– $– $137,364,810
Technology $311,666,430 $35,059,820 $– $346,726,250
Total Common Stock $1,461,175,199 $35,059,820 $– $1,496,235,019
Total Assets $1,461,175,199 $35,059,820 $– $1,496,235,019
Growth Fund
Common Stock
1
$4,176,040,293 $– $– $4,176,040,293
Total Assets $4,176,040,293 $– $– $4,176,040,293
Developing World Fund
Common Stock
Communications $2,050,100 $2,565,816 $– $4,615,916
Consumer Discretionary $– $4,705,816 $– $4,705,816
Consumer Staples $5,538,866 $14,341,530 $– $19,880,396
Financials $– $3,238,279 $– $3,238,279
Health Care $– $9,797,153 $– $9,797,153
Industrials $– $2,932,453 $– $2,932,453
Materials $9,837,872 $2,864,226 $– $12,702,098
Technology $18,047,390 $15,757,873 $– $33,805,263
Utilities $– $648,171 $– $648,171
Total Common Stock $35,474,228 $56,851,317 $– $92,325,545
Total Assets $35,474,228 $56,851,317 $– $92,325,545
Participation Fund
Bank Time Deposits
1
$– $12,500,000 $– $12,500,000
Corporate Sukuk
1
$– $141,222,005 $– $141,222,005
Government Sukuk
1
$– $44,759,868 $– $44,759,868
Total Assets $– $198,481,873 $– $198,481,873
1
See the Schedule of Investments for additional details.
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2023
Semi-Annual
35
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds’ custodian or other banks. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting
Standards Codification (“ASC”) 825, “ Financial Instruments, ”
identifies these items as a concentration of credit risk. The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds' in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2020 − 2022) or expected to be taken in the Funds’ 2023 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal period ended
May 31, 2023 , and have no effect on net assets or NAV per share.
The Income, Developing World and Participation Funds had no
reclassification of capital accounts.
Growth Fund
Distributable earnings
$(19,090,563)
Paid-in Capital
$19,090,563
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

November 30, 2023
Semi-Annual
Distributions to shareowners:
For the Amana Participation Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Amana Income Fund , Amana
Growth Fund , and Amana Developing World Fund , dividends
to shareowners from net investment income, if any, are paid in
May and December. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay
income dividends. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Consolidation of Subsidiary – Amana SPV:
The Consolidated Portfolio of Investments, Consolidated Statement
of Assets and Liabilities, Consolidated Statement of Operations
and Consolidated Statement of Changes in Net Assets and the
Consolidated Financial Highlights of the Amana Participation
Fund includes the accounts of AMANA SPV, a wholly owned and
controlled subsidiary. AMANA SPV is a C-Corporation incorporated as an exempted company under the company’s law of the Cayman
Islands on January 21, 2019, and is not subject to Cayman Islands taxes at the present time. For its income tax purpose, the SPV is not subject to US income taxes, however the SPV's net income and capital gains will be included each year in the Amana Participation
Fund's taxable income. All inter-company accounts and transactions have been eliminated in consolidation.
The Amana Participation Fund may invest up to 25% of its total assets in the segregated portfolio vehicle (“SPV”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.
A summary of the Amana Participation Fund's investments in the
SPV is as follows:
Other:
Dividend income is recognized on the ex-dividend date, and sukuk income is recognized on an accrual basis.
Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes
Recent Accounting Pronouncement:
In December 2020, the SEC adopted a new rule providing a
framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule
2a-5 also defines when market quotations are “readily available”
for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule
2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.
Regulatory Update – Tailored Shareholder Reports for Mutual
Funds and Exchange-Traded Funds (“ETFs”) – Effective January
24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The
rule and form amendments have a compliance date of July 24,
2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Note 4 – Transactions with Affiliated Persons
Under a contract approved annually by the Board of Trustees of the Trust, including those who are not party to the contract or
"interested persons" (as defined in the Investment Company Act of 1940) of such parties or the Trust (the "Independent Trustees"),
Saturna Capital Corporation ("Saturna Capital") provides investment advisory services and certain other administrative services and facilities required to conduct Trust business. Effective December 1,
2020, the Amana Income Fund , Amana Growth Fund , and Amana
Developing World Fund each pay an advisory and administration fee of 0.80% on the first $1 billion of a Fund’s average daily net assets,
0.65% on the next $1 billion, and 0.50% on assets over $2 billion.
The Amana Participation Fund pays an advisory and administration fee of 0.50% annually of the average daily net assets. For the fiscal period ended November 30, 2023 , the Funds paid the following advisory fees to Saturna Capital:
Inception Date
of SPV
SPV Net Assets
at November
30, 2023
% of Fund
Net Assets at
November 30,
2023
Amana SPV January 21, 2019 $42,314,490 20.5%
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2023
Semi-Annual
37
1
Certain officers and one trustee of Amana are also officers and directors of the investment adviser.
Saturna Brokerage Services, Inc. (“SBS”), a subsidiary of Saturna
Capital, is registered as a broker-dealer and acts as distributor.
The Funds have adopted a Distribution Plan in accordance with
Rule 12b-1 under the 1940 Act applicable to the Investor Shares of each Fund. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average daily net assets applicable to Investor Shares of each Fund. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the fiscal period ended November 30, 2023 , the Funds paid the following distribution fees to SBS:
For the fiscal period ended November 30, 2023 , Saturna Capital spent an additional $2,678,006 of its own resources, and not part of the 12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares.
To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered “revenue sharing.” Any such payments will not change the net asset value or the price of a Fund’s shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended
November 30, 2023 , the Funds incurred the following retirement plan custodial fees to STC:
Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital Corporation and Saturna Trust Company. He is not compensated by the Trust. For the fiscal period ended November 30, 2023 , the Funds paid trustee compensation expenses of $41,750, which is included in the $49,863 of total expenses incurred for the Independent Trustees.
On November 30, 2023 , the trustees, officers, and their affiliates
(including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended November 30,
2023 , the Funds paid the following compensation expenses for the
Chief Compliance Officer:
Note 5 – Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal period ended November 30, 2023 and May 31, 2023 , were as follows:
Advisory Fees
100
Income Fund $6,112,287
200
Growth Fund $12,485,100
300
Developing World Fund $392,285
400
Participation Fund $530,093
Distribution (12b-1) fees
125
Income Fund Investor Shares (AMANX) $966,944
150
Income Fund Institutional Shares (AMINX) n/a
225
Growth Fund Investor Shares (AMAGX) $2,502,569
250
Growth Fund Institutional Shares (AMIGX) n/a
325
Developing World Fund Investor Shares (AMDWX) $38,327
350
Developing World Fund Institutional Shares (AMIDX) n/a
425
Participation Fund Investor Shares (AMAPX) $34,411
450
Participation Fund Institutional Shares (AMIPX) n/a
Retirement plan custodial fees
125
Income Fund Investor Shares (AMANX) $10
150
Income Fund Institutional Shares (AMINX) $27,846
225
Growth Fund Investor Shares (AMAGX) $120
250
Growth Fund Institutional Shares (AMIGX) $41,925
325
Developing World Fund Investor Shares (AMDWX) $6
350
Developing World Fund Institutional Shares (AMIDX) $8,715
425
Participation Fund Investor Shares (AMAPX) $10
450
Participation Fund Institutional Shares (AMIPX) $6,186
Trustees', officers', and affiliates' ownership
125
Income Fund Investor Shares (AMANX) 0.03%
150
Income Fund Institutional Shares (AMINX) 1.62%
225
Growth Fund Investor Shares (AMAGX) 0.01%
250
Growth Fund Institutional Shares (AMIGX) 0.77%
325
Developing World Fund Investor Shares (AMDWX) 0.75%
350
Developing World Fund Institutional Shares (AMIDX) 4.41%
425
Participation Fund Investor Shares (AMAPX) 0.04%
450
Participation Fund Institutional Shares (AMIPX) 3.60%
Chief Compliance Officer
100
Income Fund $16,234
200
Growth Fund $36,429
300
Developing World Fund $50
400
Participation Fund $2,365
Income Fund
November 30,
2023 May 31, 2023
Ordinary Income $– $17,478,335
Long-term capital gain
1
$– $103,369,621
Growth Fund
November 30,
2023 May 31, 2023
Ordinary Income
2
$– $9,413,427
Long-term capital gain
1
$– $109,345,501
Developing World Fund
November 30,
2023 May 31, 2023
Ordinary Income
2
$– $638,577
Long-term capital gain
1
$– $165,694
Participation Fund
November 30,
2023 May 31, 2023
Ordinary Income $2,775,061 $4,729,022
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
2
By Policy, the Growth and Developing World Funds seek to avoid paying income dividends.
Note 4 – Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)

November 30, 2023
Semi-Annual
Note 6 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at
November 30, 2023 , were as follows:
As of May 31, 2023 , the components of distributable earnings on a tax basis were as follows:
At May 31, 2023 , the Funds had the following capital loss
carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
Note 7 – Investments
Investment transactions other than short term investments and redemptions in kind for the fiscal period ended November 30, 2023 , were as follows:
During the fiscal period ended November 30, 2023 , the Funds’
redemptions in-kind were as follows:
Note 8 – Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal period ended November 30, 2023 , such reductions were as follows:
Note 9 – Subsequent Events
The Funds each declared a distribution to be paid on December
21, 2023, to all share owners of record on December 20, 2023, as follows:
Income Fund Growth Fund
Cost of investments $524,907,089 $1,487,878,423
Gross tax unrealized appreciation $988,480,028 $2,699,230,685
Gross tax unrealized depreciation $(17,152,098) $(11,068,815)
Net tax unrealized appreciation $971,327,930 $2,688,161,870
Developing
World Fund
Participation
Fund
Cost of investments $90,461,614 $208,992,540
Gross tax unrealized appreciation $13,240,020 $94
Gross tax unrealized depreciation $(11,376,089) $(10,510,761)
Net tax unrealized appreciation $1,863,931 $(10,510,667)
Income Fund
Undistributed ordinary income $263,796
Accumulated capital gains $28,415,809
Tax accumulated earnings $28,679,605
Unrealized Appreciation $933,132,140
Other unrealized accumulated losses $(130,780)
Total accumulated earnings $961,680,965
Growth Fund
Undistributed ordinary income $4,427,748
Accumulated capital gains $22,495,314
Tax accumulated earnings $26,923,062
Unrealized Appreciation $2,316,406,878
Total accumulated earnings $2,343,329,940
Developing World Fund
Undistributed ordinary income $384,940
Accumulated capital gains $36,834
Tax accumulated earnings $421,774
Unrealized Appreciation $118,959
Other unrealized gains $13
Total accumulated earnings $540,746
Participation Fund
Undistributed ordinary income $16,974
Accumulated capital and other losses $(4,246,085)
Tax accumulated earnings $(4,229,111)
Unrealized Depreciation $(8,354,252)
Total accumulated earnings $(12,583,363)
Participation
Fund
Short term loss carryforward $993,568
Long term loss carryforward $1,136,848
Total Capital loss carryforward $2,130,416
Post-October loss deferral
1
$2,115,669
Total accumulated losses $4,246,085
Purchases Sales
100
Income Fund $45,068,211 $73,242,037
200
Growth Fund $328,683,265 $58,391,069
300
Developing World Fund $18,523,488 $424,662
400
Participation Fund $2,509,250 $19,621,688
Purchases Sales
200
Growth Fund $– $25,025,965
Custodian Fee Credits
100
Income Fund $36,859
200
Growth Fund $83,146
300
Developing World Fund $35,223
400
Participation Fund $24,103
Ordinary
Income
Short-Term
Capital Gain
Long-Term
Capital Gain
425
Income Fund
Investor Shares (AMANX ) $0.24 $- $2.61
450
Income Fund
Institutional Shares (AMINX) $0.37 $- $2.61
125
Growth Fund
Investor Shares (AMAGX) $0.111 $- $0.353
150
Growth Fund
Institutional Shares (AMIGX) $0.235 $- $0.353
225
Developing World Fund
Investor Shares (AMDWX) $0.11 $- $0.0043
250
Developing World Fund
Institutional Shares (AMIDX) $0.13 $- $0.0043
325
Participation Fund
Investor Shares (AMAPX) Daily $- $-
350
Participation Fund
Institutional Shares (AMIPX) Daily $- $-

Expenses
November 30, 2023
Semi-Annual
39
All mutual funds have operating expenses. As an Amana Mutual
Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.
With the Amana Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. There are no redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
Examples
The following examples are based on an investment of $1,000
invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023 ).
Actual Expenses
The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.
Hypothetical Example For Comparison Purposes
The second line for each Fund provides information about
hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than Saturna
Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the Amana
Funds), and charges for extra services such as bank wires.
Please note that the expenses shown in the tables are meant
to highlight your ongoing costs only and do not reflect any
transactional costs, such as sales charges (loads) or exchange fees
(note that the Amana Funds do not assess any such transactional costs). Therefore, the “Hypothetical” line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.
Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of June 1, 2023, through November 30, 2023 ), multiplied by the average account value over the period, multiplied by 183/365 to reflect the semi-annual period.
Beginning Account Value
[June 1, 2023]
Ending Account Value
[November 30, 2023]
Expenses Paid
During the Period
Annualized Expense
Ratio
100
Income Fund
125
Investor Shares ( AMANX ), Actual $1,000.00 $1,060.50 $5.20 1.01%
125
Hypothetical (5% return before expenses) $1,000.00 $1,020.02 $5.09 1.01%
150
Institutional Shares ( AMINX ), Actual $1,000.00 $1,061.70 $3.95 0.76%
150
Hypothetical (5% return before expenses) $1,000.00 $1,021.24 $3.87 0.76%
200
Growth Fund
225
Investor Shares ( AMAGX ), Actual $1,000.00 $1,097.20 $4.60 0.87%
225
Hypothetical (5% return before expenses) $1,000.00 $1,020.68 $4.43 0.87%
250
Institutional Shares ( AMIGX ), Actual $1,000.00 $1,098.60 $3.31 0.63%
250
Hypothetical (5% return before expenses) $1,000.00 $1,021.91 $3.19 0.63%
300
Developing World Fund
325
Investor Shares ( AMDWX ), Actual $1,000.00 $1,018.80 $5.69 1.13%
325
Hypothetical (5% return before expenses) $1,000.00 $1,019.43 $5.70 1.13%
350
Institutional Shares ( AMIDX ), Actual $1,000.00 $1,020.40 $4.57 0.90%
350
Hypothetical (5% return before expenses) $1,000.00 $1,020.55 $4.57 0.90%
400
Participation Fund
425
Investor Shares ( AMAPX ), Actual $1,000.00 $995.30 $4.09 0.82%
425
Hypothetical (5% return before expenses) $1,000.00 $1,020.97 $4.14 0.82%
450
Institutional Shares ( AMIPX ), Actual $1,000.00 $996.60 $2.87 0.57%
450
Hypothetical (5% return before expenses) $1,000.00 $1,022.20 $2.90 0.57%

Renewal of Investment Advisory Contract

November 30, 2023
Semi-Annual
During their meeting of September 11, 2023, the Trustees of
Amana Mutual Funds Trust (the “Board” or “Trustees”), including the
Independent Trustees, discussed the continuance of the Investment
Advisory and Administrative Services Agreement between the Trust, on behalf of each Fund, and Saturna Capital Corporation (“Saturna”).
The Trustees also considered Saturna’s management of a wholly-
owned subsidiary of Amana Participation Fund that invests in the same securities and assets in which the Fund invests. In evaluating the agreements, the Board, including the Independent Trustees, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each
Fund, expenses and fees, the profitability of Saturna, the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow, and any other benefits derived by Saturna from its relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the decision to approve the agreements, and each Trustee may have given different weights to different factors, and, thus, each Trustee may have had a different basis for his decision.
The Trustees considered Saturna’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the Funds’ portfolio managers and other key personnel at Saturna. The Trustees
considered that the Funds offer a full range of high-quality investor services, including unique services for Islamic investors. The Trustees discussed Saturna’s experience, ability, and commitment to quality service through performing internally such functions as shareowner servicing, administration, retirement plans, accounting, marketing, and distribution – all in addition to investment management. The
Trustees took into consideration Saturna’s continued avoidance of significant operational and regulatory compliance problems, plus its continued investments in infrastructure, information management systems, personnel, training, compliance, and investor education materials, all designed to meet investor needs with high quality services. They recognized Saturna’s efforts to recruit and retain qualified, experienced, and specialized staff and improve the capital base on which Saturna operates, which the Trustees believe is important to the long- term success of the Funds. The Trustees recognized Saturna’s focus on investors and its efforts to avoid conflicts of interest.
The Trustees considered the investment performance of each Fund over time, including comparative information from Morningstar,
Inc. (“Morningstar”), which provides independent analysis of mutual fund data and, among other things, ranks mutual fund performance within categories comprised of similarly managed funds. The
Trustees considered and discussed each Fund’s performance
relative to the Fund’s Morningstar category for the one-, three-, five-, ten-, and fifteen-year periods, as applicable, and the related
Morningstar rankings (one through five stars) for the three-, five-, and ten-year periods, as applicable, ended as of July 31, 2023. The
Trustees also noted the favorable sustainability rating assigned by
Morningstar to the Amana Growth Fund (five out of five) and Amana
Income Fund (four out of five.).
The Trustees considered the short-, medium-, and long-term
investment performance of Amana Income Fund, Amana Growth
Fund, and Amana Developing World Fund, and the short-term and medium-term performance of Amana Participation Fund, each
relative to their Morningstar categories, and noted that the Funds were managed for the long term. The Trustees noted that the short-
and medium-term performance of Amana Income Fund was in the
third quartile for its Morningstar category for the one-, three-, and five-year periods, and long-term performance was in the fourth quartile for the ten- and fifteen-year periods. The Trustees noted that the short-term performance of the Amana Growth Fund was in the third quartile of its Morningstar category for the one-year period, and its medium-, and long-term investment performance was I the first quartile of its Morningstar category for the three-, five-, ten-, and fifteen-year periods. The Trustees noted that the short- and medium-term performance of the Amana Developing World Fund
was in the second quartile of its Morningstar category for the one-
and three-year periods, and the Fund’s long-term performance was in the first and fourth quartiles, respectively, for the five- and ten-
year periods. The Trustees noted that the Amana Participation Fund’s performance was in the fourth quartile for its Morningstar category for the one-year period and in the first quartile for the three- and five-year periods. The Trustees noted the risk- averse investment style used by Saturna to manage the Funds and considered other factors which can affect a Fund’s performance relative to the Fund’s broader Morningstar categories. In evaluating such performance data, the Trustees noted that Islamic investment restrictions to which the Funds adhere increase Saturna’s research expenses and obligations and impose constraints on Saturna’s selection of the
Funds’ portfolio investments that impact performance. The Trustees found that Saturna continued to manage the Funds in a manner that is designed to be acceptable to Islamic investors and that the risk averse approach also is attractive non-Islamic long-term investors. The Trustees noted Saturna’s decades of dedicated service provided to Amana Mutual Fund Trust and its shareowners.
Recognizing the investment mandates of the Funds, the Trustees also considered the performance of the Funds as compared to
a more limited group of other funds with similar investment
objectives and strategies, including faith-based managed funds, and with a range of asset sizes. The Trustees considered these comparative performance data, along with the comparative data published by Morningstar, as well as each Fund’s performance relative to its benchmark, to evaluate each Fund’s performance over near-term and long-term time periods, as applicable. When evaluating the Funds’ performance record, the Board noted that relative performance comparisons, especially over limited periods of time, is only one of the factors that it deems relevant to its consideration of each Fund’s agreement. The Board noted that, after considering all relevant factors, it may be appropriate to approve the continuation of the agreement notwithstanding a Fund’s
underperformance relative to its Morningstar peer group during certain periods.
The Trustees also reviewed the fees and expenses of the Funds and considered the components of each Fund’s operating expenses. The
Trustees noted that the net expense ratios for both share classes of Amana Income Fund were above their respective Morningstar category average expense ratios, the net expense ratio for the
Amana Growth Fund Institutional share class was at, and the

Renewal of Investment Advisory Contract
(continued)
November 30, 2023
Semi-Annual
41
Investor share class was above, the Morningstar category average expense ratios, and the net expense ratios for Amana Developing
World Investor share class was at, and the institutional share class below, the Morningstar category average expense ratios, and both share classes of Amana Participation Fund were below the Morningstar category average expense ratios. The Trustees also noted that, effective in 2019, Saturna agreed to reduce the breakpoints in the investment advisory fee for Amana Income
Fund, Amana Growth Fund, and Amana Developing World Fund,
by five basis points at each asset level, and effective December 1,
2020, Saturna had agreed to a further reduction in the advisory fee breakpoints for these Funds at higher asset levels in excess of
$1 billion. The Trustees noted that these actions were expected to lower the Funds’ advisory fees at higher asset levels. In light of the services provided by Saturna, the Trustees found each Fund’s advisory fee structure and expense ratios to be reasonable given the size of each Fund, the services provided, and the expenses incurred by the adviser. They noted the significant sponsorship of the Funds by Saturna evidenced, in part, by the amount of fees and expenses paid by Saturna out of its own resources to brokerage platforms and similar unaffiliated intermediaries. The Trustees noted that the expenses imposed by intermediaries are often borne by funds and the Trustees appreciated that Saturna’s efforts help make the Funds more widely available and otherwise less expensive had the Funds borne these expenses. The Trustees recognized that the competitive performance record of Amana Income Fund and Amana Growth
Fund over the long term had likely contributed to their asset size, which over time has resulted in lower expense ratios due to overall costs being spread over a larger asset base.
The Trustees reviewed Saturna’s financial information and discussed the issue of Saturna’s profitability related to its management and administration of the Funds. They discussed the reasonableness of Saturna’s profitability with respect to each of the Funds as part of their evaluation of whether the advisory fees bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent, and quality of such services.
The Trustees considered the extent to which advisory fees paid to
Saturna reflect economies of scale. The Trustees considered the fact that fee breakpoints lower the operating expenses and expense ratios of the Funds as assets grow and demonstrate the benefits of economies of scale are being shared with shareowners. In this connection, the Board noted that the investment advisory fee rate schedules for each Fund other than the Amana Participation Fund include breakpoints that reduce the fee rate as Fund assets increase above certain levels, and that Saturna had agreed, in 2019 and
2020, to reduce the breakpoints in the investment advisory fee for
Amana Income Fund, Amana Growth Fund and Amana Developing
World Fund as described above. With respect to the Amana
Participation Fund, the Board determined that the investment advisory fees are reasonable and appropriate and that breakpoints in the fee schedule are unnecessary based on the current level of the Fund’s assets and the level of its fees and expenses compared to peers. The Trustees considered and compared the fees charged by Saturna to other types of advisory accounts for which Saturna serves as an investment adviser, including non-mutual fund
advisory clients and individual advisory clients. The Trustees noted
the significant differences between the full range of services
Saturna provides to the Funds, including investment advisory and administrative services, transfer agency services, and other services, as compared to the investment advisory services provided to the other advisory accounts. The Trustees also considered how the various services provided to those other accounts, which include
Saturna’s investment management, research, and customer service operations performed for those accounts, benefit the Funds.
The Trustees considered potential benefits to Saturna and to its other businesses from acting as investment adviser for the Funds, but also noted that Saturna’s other business lines also potentially benefit the Funds. The Trustees also noted that there were no soft dollar arrangements with respect to trading in the Funds’ portfolios and that Saturna’s affiliated broker, Saturna Brokerage Services, voluntarily waives brokerage commissions for executing each Fund’s portfolio transactions, resulting in lower transaction costs for the
Funds.
The Trustees concluded that the fees paid by each Fund to Saturna were, from an arm’s-length bargaining perspective, reasonable and in the best interest of the Fund and its shareowners in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided, profits to be realized, and benefits derived or to be derived by Saturna from its relationship with the Funds. Following this discussion, the Trustees unanimously agreed, based on their business judgment, to renew the Investment Advisory and Administrative Services Agreements
with respect to Amana Income Fund, Amana Growth Fund, Amana
Developing World Fund, and Amana Participation Fund.

November 30, 2023
Semi-Annual
Availability of Quarterly Portfolio Information
(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.
(3) The Funds post a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.
Availability of Proxy Voting Information
(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna
Capital at 1-888-732-6262; (b) on the Funds’ website at www.
amanafunds.com; and (c) on the SEC’s website at www.sec.gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888-732-6262; (b) on the Funds’
website at www.amanafunds.com; and (c) on the SEC’s website at
www.sec.gov.
Householding Policy
To reduce expenses, we may mail only one copy of the Funds’
prospectus, each annual and semi-annual report, and proxy
statements, when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-888-732-6262 or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA
98227. We will begin sending you individual copies thirty days after receiving your request.
If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-888-732-6262 or write to us at
Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA
98227. We will begin sending you a single copy with subsequent report mailings.
Statement Regarding Liquidity Risk
Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity
Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareowners.
Pursuant to the Liquidity Rule, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by Saturna Capital’s Liquidity Risk Committee, and the
Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.
At a meeting of the Board held on December 12, 2022, the Trustees received a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation. It was reported to the Board that the assessment found that the Program was adequately designed and effective in achieving its objectives.
Further, that review of the Program’s implementation evidenced substantial compliance with relevant policies and procedures.
Privacy Statement
At Saturna Capital and the Amana Mutual Funds Trust, we
understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us.
In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information.We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports and other information; or as
required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information please call us at 1-800-728-8762.

Item 2. Code of Ethics
Not applicable.
Item 3. Audit Committee Financial Expert
Not applicable.
Item 4. Principal Accountant Fees and Services
Not applicable.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments
(a) Included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item11. Controls and Procedures
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.
(c) Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR.  Attached hereto as EX-99.30e-3Notice.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/Nicholas Kaiser
 , President
Signature and Title

Nicholas F. Kaiser, President
Printed name and Title

                    January 29, 2024
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Nicholas Kaiser
 , President
Signature and Title

Nicholas F. Kaiser, President
Printed name and Title

                January 29, 2024
Date

By:

/s/Christopher Fankhauser
 , Treasurer
Signature and Title

Christopher R. Fankhauser, Treasurer
Printed name and Title

                January 29, 2024
Date